UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment  [     ] ;  Amendment Number:
This Amendment (Check only one.):	[     ] is a restatement.
						[     ] adds new holdings
							  entries.

Institutional Investment Manager Filing this Report:
Name:	      Gabelli Securities, Inc.
Address:	One Corporate Center
		Rye, New York 10580
		13F file number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Douglas R. Jamieson   /S/


Title:	President
Phone:	914-921-5020
Signature, Place and Date of Signing:

Douglas R. Jamieson /s/	Rye, NY      May 15, 2008
Report Type  (Check only one.) :

[     ]	13F HOLDINGS REPORT.

[  X  ]	13F NOTICE.

[     ]	13F COMBINATION REPORT.

List of Other managers Reporting for this Manager: GAMCO Asset Management Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.